UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1.	Schedule of Investments

Elfun Government Money Market Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Short-Term Investments—105.6% †		Principal Amount	Amortized Cost
U.S. Treasuries—17.1%
U.S. Treasury Bills
0.01%	07/02/15 - 07/30/15	$17,100,000	$17,099,963	(a)
0.02%	07/09/15	5,000,000	4,999,978	(a)
0.05%	08/27/15	75,000	74,995	(a)
			22,174,936
U.S. Government Agency Obligations—61.9%
Fannie Mae Discount Notes
0.08%	07/15/15 - 09/18/15	8,301,000	8,299,528	(a)
0.11%	08/17/15	2,000,000	1,999,713	(a)
0.12%	08/20/15 - 11/02/15	3,250,000	3,249,008	(a)
0.13%	09/14/15	1,250,000	1,249,661	(a)
Federal Farm Credit Banks
0.15%	12/09/15 - 02/18/16	1,500,000	1,499,944	(b)
0.16%	01/05/16 - 01/11/16	1,475,000	1,475,000	(b)
Federal Farm Credit Discount Notes
0.02%	07/29/15	160,000	159,998	(a)
0.03%	07/09/15 - 07/27/15	1,580,000	1,579,981	(a)
0.08%	09/04/15	500,000	499,928	(a)
Federal Home Loan Bank Discount Notes
0.08%	07/24/15 - 07/29/15	3,300,000	3,299,799	(a)
0.09%	07/06/15 - 09/23/15	24,100,000	24,097,036	(a)
0.10%	07/22/15 - 09/02/15	4,600,000	4,599,445	(a)
Federal Home Loan Banks
0.09%	09/04/15	2,500,000	2,499,877
0.13%	10/09/15	1,500,000	1,500,000	(b)
0.14%	10/15/15 - 06/24/16	4,665,000	4,665,000	(b)
0.17%	01/25/16	1,000,000	1,000,000	(b)
Federal Home Loan Mortgage Corp.
0.18%	07/17/15	1,400,000	1,400,014	(b)
Freddie Mac Discount Notes
0.06%	09/14/15 - 09/16/15	7,500,000	7,499,077	(a)
0.08%	07/20/15 - 09/28/15	5,525,000	5,524,317	(a)
0.10%	10/02/15	1,000,000	999,742	(a)
0.11%	08/05/15	1,500,000	1,499,847	(a)
0.12%	08/25/15	1,500,000	1,499,736	(a)
			80,096,651
Repurchase Agreements—26.6%
Citigroup Global Markets, Inc. U.S. Treasury Repo 0.10% dated 06/30/15, to be repurchased at $20,000,056 on 07/01/15 collateralized by $20,400,073 U.S. Treasury Note, 0.25%, maturing on 11/30/15.	07/01/15	$20,000,000	$20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 0.11% dated 06/30/15, to be repurchased at $14,484,044 on 07/01/15 collateralized by $14,773,748 U.S. Treasury Note, 2.13% maturing on 12/31/21.	07/01/15	14,484,000	14,484,000
			34,484,000

Total Short-Term Investments (Cost $136,755,587)			136,755,587

Liabilities in Excess of Other Assets, net—(5.6)%			(7,311,115)

NET ASSETS—100.0%			$129,444,472

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.

(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015.

†	Percentages are based on net assets as of June 30, 2015.

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Portfolio securities of the Fund are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$22,174,936	$—	$22,174,936
U.S. Government Agency Obligations	—	80,096,651	—	80,096,651
Repurchase Agreements	—	34,484,000	—	34,484,000

Total Investments in Securities	$—	$136,755,587	$—	$136,755,587

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$136,755,587	$—	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 24, 2015